Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,870,000
Previously Paid Amount	0.00
Total Fee Amount	948.75
Total Offset Amount	0.00
Net Fee	948.75
Narrative - Max Aggregate Offering Price	$ 6,870,000
Final Prospectus	true